Principal accountants' fees and services (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of Accountants' Fees and Services	The table below shows fees charged by those firms and member firms of their networks to Sanofi and consolidated subsidiaries in the years ended December 31, 2023 and 2022.

	Ernst & Young				PricewaterhouseCoopers
	2023		2022		2023		2022
(€ million)	Amount	%	Amount	%	Amount	%	Amount	%
Audit: Statutory audit of separate and consolidated financial statements(a)	15.1	74%	14.2	89%	14.7	72%	14.1	97%
Services other than statutory audit(b)	5.4	26%	1.8	11%	5.8	28%	0.5	3%
Audit-related services(c)(d)	5.3		1.5		5.8		0.5
Tax	0.0		—		0.0		—
Other	0.1		0.3		—		—
Total	20.5	100%	16.0	100%	20.5	100%	14.6	100%
(a)    Includes services provided by the independent auditors of the parent company and French subsidiaries: Ernst & Young €7.9 million in 2023, €7.3 million in 2022; PricewaterhouseCoopers Audit €8.3 million in 2023, €7.7 million in 2022.
(b)    Services other than statutory audit provided by Ernst & Young during 2023 comprised:
- contractual audits, including on the combined financial statements of the Consumer Healthcare business;
- additional procedures to enable reports previously signed by the firm to be incorporated by reference;
- assurance engagements, agreed-upon procedures, tax compliance work and technical consultancy; and
- issuance of the Independent Third Party’s report on the consolidated statement of extra-financial performance.
Services other than statutory audit provided by PricewaterhouseCoopers during 2023 comprised:
- contractual audits, including on the combined financial statements of the Consumer Healthcare business;
- additional procedures to enable reports previously signed by the firm to be incorporated by reference; and
- assurance engagements, agreed-upon procedures, tax compliance work and technical consultancy.
(c)    Includes services provided by the independent auditors of the parent company and French subsidiaries: Ernst & Young: €5.2 million in 2023, €1.4 million in 2022; PricewaterhouseCoopers Audit €5.3 million in 2023, €0.3 million in 2022.
(d)    Includes €0.5 million for services that can only be provided by the statutory auditors, such as comfort letters, attestation services required by regulation (which qualify as audit fees under SEC rules).